SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
NOTE 26.     SUBSEQUENT EVENTS
6.75% Senior Notes due 2012
On March 8, 2012, we issued $200.0million aggregate principal amount of 6.75% Senior Notes due 2021 (the "Amended 2021 Notes") under an Amended First Supplemental Indenture (the "Indenture"). The Amended 2021 Notes were issued as additional securities under an indenture dated March 4, 2011 (the "Base Indenture") pursuant to which we issued $475.0 million aggregate principal amount of 6.75% Senior Notes due 2021(the "2021 Notes"). The Amended 2021 Notes and the 2021 Notes will be treated as a single class under the Base Indenture and will have the same material terms and conditions, except that the Amended 2021 Notes will be subject to a registration rights agreement and, until the Amended 2021 Notes are exchanged, will not have the same CUSIP number as, and will not trade interchangeably with, the 2021 Notes. Net proceeds, after deducting underwriters' fees and offering expenses, were $201.3 million. We used the net proceeds to repay senior secured indebtedness under our revolving bank credit facility. We capitalized $4.5 million of financing costs associated with the issuance of the Amended 2021 Notes that will be amortized over the term of the notes.

2012 Performance Unit Plan
On January 16, 2012, the Compensation Committee of the Board of Directors adopted the 2012 Performance Unit Plan (the "2012 Plan"). We believe that the 2012 Plan will enable us to obtain and retain employees who will contribute to our long term success by providing compensation that is linked directly to increases in share value.
In January 2012, we issued 0.1 million performance units to our officers under the 2009 Equity and Cash Incentive Plan. Additionally, in February 2012, we issued 0.1 million performance units to certain of our employees under the 2012 Plan. The performance units are measured based on two performance periods from January 1, 2012 to December 31, 2012 and from January 1, 2013 to December 31, 2013. One half of the performance units are measured based on the first performance period, and the other half are measured based on the second performance period. The number of performance units that may be earned by a participant is determined at the end of each performance period based on the relative placement of Key's total stockholder return for that period within the peer group, as follows:

Company Placement for the performance period	Percentile Ranking in Peer Group	Performance Units Earned as a Percentage of Target
First	100%	200%
Second	91%	180%
Third	82%	160%
Fourth	73%	140%
Fifth	64%	120%
Sixth	55%	100%
Seventh	45%	75%
Eighth	36%	50%
Ninth	27%	25%
Tenth	18%	—%
Eleventh	9%	—%
Twelfth	—%	—%

If any performance units vest for a given performance period, the award holder will be paid a cash amount equal to the vested percentage of the performance units multiplied by the closing stock price of our common stock on the last trading day of the performance period. We account for the performance units as a liability-type award as they are settled in cash.

Stock Based Compensation
During January 2012 and February 2012, we issued 0.5 million and 0.3 million shares of restricted common stock, respectively, to certain of our employees and officers, which vest in equal installments over the next three years. These shares had an issuance price of $14.92 and $15.09 per share, respectively.
During May 2012, we issued 0.2 million shares of common stock to our outside directors under the Key Energy Services, Inc. 2012 Equity and Cash Incentive Plan that was approved by our stockholders on May 17, 2012. These shares vested immediately and we recognized $1.6 million of expense related to these awards.

Functional Currency Change
As of December 31, 2011 the functional currency for Mexico and Canada was the local currency. Due to significant changes in economic facts and circumstances, the functional currency for these countries was changed to the U.S. dollar effective January 1, 2012. This change did not have a significant impact on our consolidated financial statements.